UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05812

Legg Mason Partners Premium Money Market Trust

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 2nd Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-7046

Date of fiscal year end: August 31

Date of reporting period: July 1, 2006–June 30, 2007

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

The Registrant is the successor issuer to CitiFunds Premium Trust and adopted the Registration Statement of CitiFunds Premium Trust effective April 16, 2007.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, the Citi Premium Liquid Reserves assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Premium Money Market Trust. Prior thereto, the fund was a series of CitiFunds Premium Trust. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, the Citi Premium U.S. Treasury Reserves assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Premium Money Market Trust. Prior thereto, the fund was a series of CitiFunds Premium Trust. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

<PRE>
******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05812
Reporting Period: 07/01/2006 - 06/30/2007
Legg Mason Partners Premium Money Market Trust

========================= CITI PREMIUM LIQUID RESERVES =========================

===================== CITI PREMIUM U.S. TREASURY RESERVES ======================
========== END NPX REPORT
</PRE>

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Premium Money Market Trust

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer

Date: August 30, 2007